Variable Interest Entities - Credit Related Note, Asset Swap Vehicle VIEs (Details 2b) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Credit linked notes [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	$ 2,900,000,000	$ 3,800,000,000
Par value of collateral held by VIEs	20,400,000,000	20,200,000,000
Credit linked notes [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	2,800,000,000	3,800,000,000
Credit linked notes [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Trading assets
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	100,000,000	0
Static structure [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	700,000,000	1,000,000,000
Par value of collateral held by VIEs	10,900,000,000	9,500,000,000
Static structure [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	700,000,000	1,000,000,000
Static structure [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Trading assets
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	0	0
Managed structure [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	2,200,000,000	2,800,000,000
Par value of collateral held by VIEs	9,500,000,000	10,700,000,000
Managed structure [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	2,100,000,000	2,800,000,000
Managed structure [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Trading assets
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	100,000,000	0
Asset Swap VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	400,000,000	300,000,000
Par value of collateral held by VIEs	7,500,000,000	7,600,000,000
Asset Swap VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	400,000,000	300,000,000
Asset Swap VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Trading assets
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	0	0
Variable Interest Entity, Not Primary Beneficiary [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	3,300,000,000	4,100,000,000
Par value of collateral held by VIEs	27,900,000,000	27,800,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	3,200,000,000	4,100,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Trading assets
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Exposure to non-consolidated VIEs	100,000,000	0
Credit linked notes [Member] | Variable Interest Entity, Primary Beneficiary
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	122,000,000	142,000,000
Asset Swap VIEs [Member] | Variable Interest Entity, Primary Beneficiary
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		$ 0